Reinsurance (Effects of Reinsurance on Earnings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Premiums:
Direct premiums	$ 40,049	$ 38,476	$ 38,719
Reinsurance assumed	1,472	1,472	1,488
Reinsurance ceded	(2,454)	(2,274)	(2,232)
Net premiums	39,067	37,674	37,975
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees	10,768	10,197	9,216
Reinsurance assumed	126	139	155
Reinsurance ceded	(948)	(885)	(815)
Net universal life and investment-type product policy fees	9,946	9,451	8,556
Policyholder benefits and claims:
Direct policyholder benefits and claims	41,573	40,211	39,262
Reinsurance assumed	962	1,047	1,167
Reinsurance ceded	(3,433)	(3,151)	(2,442)
Net policyholder benefits and claims	39,102	38,107	37,987
Other expenses:
Direct other expenses	17,334	16,712	17,848
Reinsurance assumed	165	147	228
Reinsurance ceded	(408)	(257)	(321)
Net other expenses	$ 17,091	$ 16,602	$ 17,755